INCOME TAXES - Reconciliation (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income/(loss) before taxes
Canada	CAD (500,113)	CAD 247,856	CAD (74,946)
United States	(1,190,765)	189,048	161,564
Income/(loss) before taxes	CAD (1,690,878)	CAD 436,904	CAD 86,618
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	27.00%	25.35%	25.35%
Expected income tax expense/(recovery)	CAD (456,537)	CAD 110,755	CAD 21,958
Impact on taxes resulting from:
Foreign tax rate differential	(173,388)	11,242	10,407
Statutory and other rate differences	(6,421)	(38)	(1,976)
Change in valuation allowance	443,655	8,007	(690)
Non-taxable capital (gains)/losses	23,450	8,318	4,884
Share-based compensation	4,395	2,636	2,335
Other	(2,629)	(3,092)	1,724
Income Tax Expense (Benefit)	CAD (167,475)	CAD 137,828	CAD 38,642
Change in the Canadian statutory rate (as a percent)	1.65%